UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    New Mountain Vantage Advisers, L.L.C.
Address: 787 Seventh Avenue
         49th Floor
         New York, NY  10019

13F File Number:  28-12378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven B. Klinsky
Title:     CEO of New Mountain Capital, LLC
Phone:     212-720-0300

Signature, Place, and Date of Signing:

     /s/ Steven B. Klinsky     New York, NY/USA     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $1,132,837 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-12375                      New Mountain Vantage GP, L.L.C.
2    28-12376                      Steven B. Klinsky

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CONTINENTAL RESOURCES INC      COM              212015101    16282   623100 SH       DEFINED 1  2           623100        0        0
E M C CORP MASS                COM              268648102    23996  1295000 SH       DEFINED 1  2          1295000        0        0
EAGLE ROCK ENERGY PARTNERS L   UNIT             26985R104    55785  3051700 SH       DEFINED 1  2          3051700        0        0
ECHOSTAR COMMUNICATIONS NEW    CL A             278762109    37022   981500 SH       DEFINED 1  2           981500        0        0
EXTERRAN HLDGS INC             COM              30225X103    73906   903500 SH       DEFINED 1  2           903500        0        0
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109     2841    50000 SH       DEFINED 1  2            50000        0        0
HEWITT ASSOCS INC              COM              42822Q100    99447  2597200 SH       DEFINED 1  2          2597200        0        0
KRAFT FOODS INC                CL A             50075N104    33870  1038000 SH       DEFINED 1  2          1038000        0        0
LEGG MASON INC                 COM              524901105    40452   553000 SH       DEFINED 1  2           553000        0        0
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302    86529   742800 SH       DEFINED 1  2           742800        0        0
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104    81216  4256600 SH       DEFINED 1  2          4256600        0        0
LINN ENERGY LLC                UNIT LTD LIAB    536020100    16018   639960 SH       DEFINED 1  2           639960        0        0
META FINL GROUP INC            COM              59100U108     3800    92303 SH       DEFINED 1  2            92303        0        0
METAVANTE TECHNOLOGIES INC     COM              591407101    58384  2503600 SH       DEFINED 1  2          2503600        0        0
MULTIMEDIA GAMES INC           COM              625453105     5388   646000 SH       DEFINED 1  2           646000        0        0
NATIONAL FUEL GAS CO N J       COM              636180101   225376  4828100 SH       DEFINED 1  2          4828100        0        0
NATIONAL FUEL GAS CO N J       COM              636180101   124962  2677000 SH       OTHER   1  2                0  2677000        0
SOURCE INTERLINK COS INC       COM NEW          836151209    11828  4107100 SH       DEFINED 1  2          4107100        0        0
TFS FINL CORP                  COM              87240R107    21842  1829300 SH       DEFINED 1  2          1829300        0        0
TYCO INTL LTD BERMUDA          SHS              G9143X208    59745  1506800 SH       DEFINED 1  2          1506800        0        0
UNIVERSAL AMERN FINL CORP      COM              913377107    11539   450900 SH       DEFINED 1  2           450900        0        0
VICTORY ACQUISITION CORP       COM              92644D100     9690  1000000 SH       DEFINED 1  2          1000000        0        0
VICTORY ACQUISITION CORP       *W EXP 04/24/201 92644D118     1670  1000000 SH       DEFINED 1  2          1000000        0        0
VMWARE INC                     CL A COM         928563402       90    75000 SH  PUT  DEFINED 1  2            75000        0        0
VMWARE INC                     CL A COM         928563402       23    75000 SH  PUT  DEFINED 1  2            75000        0        0
YAHOO INC                      COM              984332106    31136  1338600 SH       DEFINED 1  2          1338600        0        0